Subsequent Event (Details) - USD ($)		1 Months Ended
	Nov. 08, 2022	Feb. 28, 2023
GAP TW
Subsequent Event
Total consideration	$ 50,000,000
GAP SH
Subsequent Event
Acquire equity interest	100.00%
Subsequent Event | Branded Lifestyle Asia Limited
Subsequent Event
Acquire equity interest		10.00%
Total consideration		$ 14,000,000